Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

September 13, 2013

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       Wells Fargo Funds Trust (the “Trust”)

No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund and Wells Fargo Advantage Dow Jones Target 2055 Fund (each a “Fund” and together, the “Funds”). The interactive data relates to summary information that mirrors each Fund’s summary information in its prospectus  supplement dated August 30, 2013 (SEC Accession No. 0001081400-13-000418). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Funds.

If you have any questions, please contact me at (617) 210-3662.

Very truly yours,

  /s/ Brian J. Montana

Brian J. Montana

Senior Counsel